Options (Details 2)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.28%	0.13%
Stock volatility factor	274.00%	80.00%
Weighted average expected option life	3 months	0 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.12%	0.22%
Stock volatility factor	150.00%	267.00%
Weighted average expected option life	5 years	5 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate			1.94%
Stock volatility factor			146.00%
Weighted average expected option life		6 years	7 years
Expected dividend yield
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		1.47%
Stock volatility factor		54.99%
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		2.58%
Stock volatility factor		189.01%